Critical Accounting Estimates and Judgment in Applying Accounting Policies - Sensitivity Analysis of GPV to Changes in Various Underwriting Risks Explanatory (Parenthetical) (Detail) - United States [member] - Long term care products [member] - EUR (€)
€ in Millions
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Sensitivity Analysis Of GPV To Changes In Various Underwriting Risks [Line Items]
Increase in incidence rates resulting in increase of gross present value, percentage	5.00%	5.00%
Decrease in incidence rates resulting in decrease of gross present value, percentage	5.00%	5.00%
Percentage of increase in mortality which result in gross present value reserve increase	10.00%	10.00%
Percentage of decrease in mortality which results in gross present value reserve decrease	10.00%	10.00%
Decrease in gross present value reserve after increase in mortality	€ 309	€ 278
Increase in gross present value reserve related to loss recognition block after removing the morbidity improvement	€ 194	€ 173